Long-term bank loans (Details Narrative) $ in Thousands		3 Months Ended	5 Months Ended	6 Months Ended
	Jan. 13, 2023 USD ($)	Mar. 31, 2023 USD ($)	May 30, 2023 USD ($)	Jul. 12, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 27, 2023 USD ($)	Mar. 29, 2023 USD ($)	Mar. 10, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Line of Credit Facility [Line Items]
Cash and Cash Equivalents, at Carrying Value					$ 285,248				$ 269,754	$ 335,774
Debt Instrument, Covenant Compliance					As of June 30, 2023, the Company was in compliance with the applicable financial and other covenants contained in its credit facilities and lease financings as described in Note 7.
Long-Term Debt, Weighted Average Interest Rate, at Point in Time					4.67%					2.82%
Debt [Member]
Line of Credit Facility [Line Items]
Deferred Debt Issuance Cost, Writeoff					$ 785
Other prepayment expenses					103
Interest Rate Swap [Member]
Line of Credit Facility [Line Items]
Derivative, Notional Amount					$ 431,559
Average fixed rate					0.40%
Average maturity					1 year 2 months 12 days
Minimum liquidity, not legally restricted [Member]
Line of Credit Facility [Line Items]
Cash and Cash Equivalents, at Carrying Value					$ 63,000				64,000
Minimum liquidity, legally restricted [Member]
Line of Credit Facility [Line Items]
Restriced cash and cash equivalents, current and non-current					$ 16,204				$ 16,590
Standard Chartered $47,000 Facility [Member]
Line of Credit Facility [Line Items]
Number of Loan Tranches					2
Standard Chartered $47,000 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	$ 22,829
Standard Chartered $47,000 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	$ 24,171
ING $310,600 Facility [member] | Star Pavlina [Member]
Line of Credit Facility [Line Items]
Debt instrument, prepayment amount								$ 18,236
DNB $107,500 Facility [Member] | Star Borealis and Star Polaris [Member]
Line of Credit Facility [Line Items]
Debt instrument, prepayment amount							$ 26,207
Citi $100,000 Facility [Member] | Star Columba [Member]
Line of Credit Facility [Line Items]
Debt instrument, prepayment amount						$ 6,256
SEB $30,000 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit			$ 30,000
Number of Loan Tranches		2
Description of scope, credit facility		to replenish the funds used by the Company in May 2023 to prepay the outstanding loan amount of the vessel Star Aquarius of $13,125 and the outstanding lease amount of the vessel Star Pisces of $12,418
Repayment installment		20
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 413
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 6,750
Line of credit facility, maturity date		May 2028
Line of Credit Facility, Collateral		is secured by first priority mortgages on the vessels Star Aquarius and Star Pisces
Nordea $50,000 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit				$ 50,000
Number of Loan Tranches		2
Description of scope, credit facility		to replenish the funds used by the Company in May 2023 to prepay the outstanding loan amount under the DSF $55,000 Facility of the vessels Star Eleni and Star Leo, of $42,308, in aggregate
Repayment installment		20
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 521
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 14,583
Line of credit facility, maturity date		July 2028
Line of Credit Facility, Collateral		is secured by first priority mortgages on the vessels Star Eleni and Star Leo
All Bank Loans Except Five [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate Terms					SOFR plus a margin